Business Combinations - Schedule of Recognized Identifiable Assets and Liabilities Assumed at Fair Value in Business Combination (Details) - USD ($) $ in Thousands					4 Months Ended	7 Months Ended	9 Months Ended		10 Months Ended	12 Months Ended
	Dec. 21, 2020	Dec. 02, 2020	Oct. 23, 2020	Jun. 19, 2020	Sep. 30, 2020	Dec. 31, 2020	Sep. 30, 2021	Sep. 30, 2020	Oct. 22, 2020	Dec. 31, 2019	Dec. 31, 2018	May 21, 2020
Business Acquisition [Line Items]
Cash paid					$ 26,843	$ 184,714	$ 224	$ 0	$ 0	$ 0	$ 0
Liabilities:
Goodwill						$ 91,271	$ 91,636					$ 0
NuWave Acquisition
Business Acquisition [Line Items]
Cash paid				$ 27,881
Equity issued				2,900
Purchase consideration				30,781
Assets:
Cash				1,038
Accounts receivable				3,018
Other current assets				112
Contract assets				1,095
Deposits				27
Property and equipment				77
Intangible assets				16,200
Total				21,567
Liabilities:
Accounts payable				365
Accrued liabilities				364
Deferred tax liability				476
Total				1,205
Fair value of net identifiable assets acquired				20,362
Goodwill				$ 10,419
PCI Acquisition
Business Acquisition [Line Items]
Cash paid			$ 55,932
Equity issued			8,143
Purchase consideration			64,075
Assets:
Cash			364
Accounts receivable			6,710
Contract assets			4,569
Prepaid expenses and other current assets			383
Property and equipment			218
Other non-current assets			5
Intangible assets			22,800
Total			35,049
Liabilities:
Accounts payable			1,131
Accrued liabilities			4,062
Accrued liabilities			3,776
Deferred tax liability			1,033
Total			6,226
Total			5,940
Fair value of net identifiable assets acquired			28,823
Fair value of net identifiable assets acquired			29,109
Goodwill			35,252
Goodwill			$ 34,966
Open Solutions Acquisition
Business Acquisition [Line Items]
Cash paid		$ 60,715
Equity issued		2,145
Purchase consideration		62,860
Assets:
Cash		63
Accounts receivable		6,127
Prepaid expenses and other current assets		89
Property and equipment		305
Other non-current assets		48
Intangible assets		30,800
Total		37,432
Liabilities:
Accounts payable		122
Accrued liabilities		946
Deferred tax liability		334
Other non-current liabilities		27
Total		1,429
Fair value of net identifiable assets acquired		36,003
Fair value of net identifiable assets acquired		36,003
Goodwill		$ 26,857
ProModel Acquisition
Business Acquisition [Line Items]
Cash paid	$ 43,718
Assets:
Cash	1,843
Accounts receivable	907
Other receivables	707
Contract assets	779
Prepaid expenses and other current assets	64
Property and equipment	134
Other non-current assets	18
Intangible assets	21,700
Total	26,152
Liabilities:
Accounts payable	2
Contract liabilities	501
Accrued liabilities	1,039
Accrued liabilities	960
Total	1,542
Total	1,463
Fair value of net identifiable assets acquired	24,689
Fair value of net identifiable assets acquired	24,610
Goodwill	19,108
Goodwill	$ 19,029